Share based payments - Performance Share Units (Details) - PSU - item	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share based payments
Balance at the beginning	34,029	63,889	87,500
Granted		18,057	87,500
Exercised		(28,474)
Expired	(29,860)	(13,194)
Balance at the ending	34,029	63,889	87,500